Item 1. Schedule of Investments:

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PUTNAM VISTA FUND

QUARTERLY PORTFOLIO HOLDINGS

4-30-05

Putnam Vista Fund
The fund's portfolio
April 30, 2005 (Unaudited)
Common stocks (100.0%) (a)
Number of shares		Value
Aerospace and Defense (2.2%)

783,700	United Defense Industries, Inc. (S)	$57,978,126
Automotive (0.3%)

105,600	Cummins, Inc. (S)	7,180,800
Banking (0.6%)

577,000	Commerce Bancorp, Inc. (S)	16,150,230
Biotechnology (1.7%)

638,300	Genzyme Corp. (NON) (S)	37,410,763
146,300	IDEXX Laboratories, Inc. (NON) (S)	8,301,062

		45,711,825
Broadcasting (0.6%)

543,100	XM Satellite Radio Holdings, Inc. Class A (NON) (S)	15,065,594
Building Materials (1.2%)

615,300	Vulcan Materials Co. (S)	32,635,512
Chemicals (0.7%)

497,900	Georgia Gulf Corp.	18,377,489
Commercial and Consumer Services (1.5%)

348,300	Corporate Executive Board Co. (The) (S)	22,893,759
95,900	Strayer Education, Inc.	10,288,152
209,100	West Corp. (NON) (S)	6,772,749

		39,954,660
Communications Equipment (2.1%)

793,100	Harris Corp.	22,365,420
660,700	Scientific-Atlanta, Inc. (S)	20,204,206
1,879,400	Tellabs, Inc. (NON) (S)	14,584,144

		57,153,770
Computers (4.6%)

860,000	Apple Computer, Inc. (NON)	31,011,600
413,900	Lexmark International, Inc. Class A (NON) (S)	28,745,355
114,300	Logitech International SA ADR (Switzerland) (NON)	6,623,685
376,300	NAVTEQ Corp. (NON) (S)	13,704,846
1,178,100	Network Appliance, Inc. (NON) (S)	31,372,803
502,200	Take-Two Interactive Software, Inc. (NON) (S)	11,816,766

		123,275,055
Conglomerates (1.2%)

387,000	AMETEK, Inc.	14,655,690
209,600	Harman International Industries, Inc.	16,470,368

		31,126,058
Consumer Cyclicals (0.9%)

300,700	Black & Decker Manufacturing Co.	25,147,541
Consumer Finance (3.7%)

448,100	Capital One Financial Corp. (S)	31,765,809
1,081,800	Nelnet, Inc. Class A (NON) (S)	34,455,330
1,908,400	Providian Financial Corp. (NON)	31,813,028

		98,034,167
Consumer Goods (2.7%)

426,700	Alberto-Culver Co. (S)	18,988,150
199,600	Energizer Holdings, Inc. (NON)	11,371,212
248,600	Scotts Co. (The) Class A (NON) (S)	17,998,640
871,800	Yankee Candle Co., Inc. (The) (S)	24,227,322

		72,585,324
Consumer Services (1.7%)

249,900	Alliance Data Systems Corp. (NON)	10,095,960
505,800	Getty Images, Inc. (NON) (S)	36,189,990

		46,285,950
Containers (1.4%)

914,200	Ball Corp.	36,110,900
Distributors (0.3%)

279,100	Hughes Supply, Inc.	7,284,510
Electronics (7.2%)

328,000	Amphenol Corp. Class A	12,936,320
914,500	ATI Technologies, Inc. (Canada) (NON) (S)	13,534,600
2,130,000	Linear Technology Corp. (S)	76,126,200
1,776,400	SanDisk Corp. (NON) (S)	42,100,680
345,600	Silicon Laboratories, Inc. (NON) (S)	8,778,240
1,389,900	Storage Technology Corp. (NON)	38,639,220

		192,115,260
Energy (1.3%)

692,600	BJ Services Co. (S)	33,764,250
Entertainment (0.4%)

239,400	Pixar, Inc. (NON) (S)	10,950,156
Financial (1.3%)

38,300	Chicago Mercantile Exchange (The)	7,488,416
329,200	Moody's Corp. (S)	27,040,488

		34,528,904
Forest Products and Packaging (0.9%)

1,012,500	Louisiana-Pacific Corp. (S)	24,907,500
Health Care Services (5.5%)

375,400	Coventry Health Care, Inc. (NON)	25,688,622
835,300	Laboratory Corp. of America Holdings (NON) (S)	41,347,350
573,700	PacifiCare Health Systems, Inc. (NON) (S)	34,284,312
361,000	WellPoint, Inc. (NON)	46,117,750

		147,438,034
Homebuilding (1.4%)

50,800	NVR, Inc. (NON)	36,492,180
Household Furniture and Appliances (0.7%)

288,700	Whirlpool Corp. (S)	17,916,722
Insurance (1.7%)

249,600	Everest Re Group, Ltd. (Barbados) (S)	20,517,120
759,750	W.R. Berkley Corp. (S)	24,691,875

		45,208,995
Investment Banking/Brokerage (1.8%)

504,200	Bear Stearns Cos., Inc. (The)	47,727,572
Leisure (0.5%)

274,600	Harley-Davidson, Inc. (S)	12,911,692
30,100	Polaris Industries, Inc. (S)	1,732,556

		14,644,248
Machinery (1.3%)

921,900	Terex Corp. (NON)	34,460,622
Manufacturing (1.5%)

522,600	Graco, Inc.	17,648,202
569,900	IDEX Corp. (S)	21,228,775

		38,876,977
Media (0.1%)

192,750	Dolby Laboratories, Inc. Class A (NON)	3,941,738
Medical Technology (9.5%)

611,000	Biomet, Inc. (S)	23,639,590
744,000	C.R. Bard, Inc. (S)	52,950,480
831,700	Charles River Laboratories International, Inc. (NON)	39,397,629
306,600	Dade Behring Holdings, Inc. (S)	18,908,022
759,200	Edwards Lifesciences Corp. (NON) (S)	33,435,168
356,800	Gen-Probe, Inc. (NON) (S)	17,907,792
404,800	Respironics, Inc. (NON)	25,579,312
1,270,800	Varian Medical Systems, Inc. (NON) (S)	42,876,792

		254,694,785
Oil & Gas (5.3%)

476,700	Amerada Hess Corp.	44,642,955
544,400	Burlington Resources, Inc.	26,463,284
358,500	Newfield Exploration Co. (NON) (S)	25,464,255
295,200	Pogo Producing Co. (S)	13,286,952
320,900	Sunoco, Inc.	31,852,534

		141,709,980
Pharmaceuticals (2.4%)

479,400	Barr Pharmaceuticals, Inc. (NON) (S)	24,861,684
678,600	Cephalon, Inc. (NON) (S)	29,790,540
374,200	Medicis Pharmaceutical Corp. Class A (S)	10,515,020

		65,167,244
Publishing (0.7%)

983,000	Marvel Enterprises, Inc. (NON) (S)	19,266,800
Restaurants (1.0%)

898,700	Darden Restaurants, Inc.	26,961,000
Retail (8.1%)

292,100	Abercrombie & Fitch Co. Class A	15,758,795
931,650	Aeropostale, Inc. (NON)	26,020,985
736,000	American Eagle Outfitters, Inc. (S)	19,297,920
2,427,700	Claire's Stores, Inc. (S)	52,972,414
715,600	Michaels Stores, Inc.	23,757,920
1,766,250	Staples, Inc. (S)	33,682,388
1,061,100	Toro Co. (The)	43,844,652

		215,335,074
Schools (1.3%)

485,200	Apollo Group, Inc. Class A (NON) (S)	34,992,624
Semiconductor (1.3%)

559,100	Lam Research Corp. (NON) (S)	14,340,915
782,000	Sigmatel, Inc. (NON) (S)	20,480,580

		34,821,495
Shipping (2.4%)

740,200	CNF Transportation, Inc. (S)	31,643,550
562,300	Overseas Shipholding Group (S)	31,730,589

		63,374,139
Software (8.8%)

682,000	Adobe Systems, Inc. (S)	40,558,540
2,675,700	BMC Software, Inc. (NON) (S) (SEG)	43,346,340
2,558,200	Citrix Systems, Inc. (NON) (S)	57,559,500
533,700	McAfee, Inc. (NON)	11,159,667
289,300	Mercury Interactive Corp. (NON) (S)	11,956,769
1,029,900	Siebel Systems, Inc. (NON)	9,269,100
728,000	Symantec Corp. (NON)	13,671,840
2,069,600	Veritas Software Corp. (NON)	42,613,063
86,500	Websense, Inc. (NON)	4,588,825

		234,723,644
Technology Services (3.5%)

647,800	Acxiom Corp.	12,308,200
752,200	Equifax, Inc. (S)	25,311,530
1,161,300	Fair Isaac Corp. (S)	38,183,544
287,100	Ingram Micro, Inc. Class A (NON) (S)	4,783,086
507,300	VeriSign, Inc. (NON) (S)	13,423,158

		94,009,518
Tobacco (1.0%)

588,700	UST, Inc. (S)	26,962,460
Trucks & Parts (1.7%)

1,052,800	Autoliv, Inc. (Sweden)	46,586,400

	Total Common stocks (cost $2,432,082,853)	$2,671,635,832
Short-term investments (13.5%) (a)
Principal amount		Value
$344,971,349	Short-term investments held as collateral for loaned securities with yields ranging from 2.80% to 3.15% and due dates ranging from May 2, 2005 to June 24, 2005 (d)	$344,849,787
15,276,639	Putnam Prime Money Market Fund (e)	15,276,639

	Total Short-term investments (cost $360,126,426)	$360,126,426

	Total Investments (cost $2,792,209,279) (b)	$3,031,762,258

Putnam Vista Fund
Futures contracts outstanding at April 30, 2005 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

Russell 2000 Index Mini (Long)	40	$2,323,600	Jun-05	$(28,080)

NOTES
(a)	Percentages indicated are based on net assets of $2,671,523,801.

(b)

The aggregate identified cost on a tax basis is $2,794,111,958, resulting in gross unrealized appreciation and depreciation of $357,128,424 and $119,478,124, respectively, or net unrealized appreciation of $237,650,300.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at April 30, 2005.

(SEG)	A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2005.

(d)

The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income.  The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.  The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day.  The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral.  Income from securities lending is included in investment income on the statement of operations.  At April 30, 2005, the value of securities loaned amounted to $337,660,190.  The fund received cash collateral of $344,849,787 which is pooled with collateral of other Putnam funds into 17 issuers of high-grade, short-term investments.

(e)

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $229,586 for the period ended April 30, 2005. During the period ended April 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $330,830,646 and $345,278,297, respectively.

ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.  Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.  The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

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Michael T. Healy

Principal Accounting Officer

Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

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Charles E. Porter

Principal Executive Officer

Date: June 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

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Steven D. Krichmar

Principal Financial Officer

Date: June 28, 2005